RISK CONCENTRATION (Details)	3 Months Ended	12 Months Ended
	Feb. 28, 2026 USD ($) item	Nov. 30, 2025 USD ($) item	Nov. 30, 2024 USD ($) item	Feb. 29, 2024 item	Dec. 31, 2023 item
RISK CONCENTRATION
Uninsured cash balance | $	$ 30,969,352	$ 980,411	$ 0
United States
RISK CONCENTRATION
Uninsured cash balance | $	30,792,793	977,165
Canada
RISK CONCENTRATION
Uninsured cash balance | $	$ 176,559	$ 3,246
Accounts payable and accrued liabilities | Vendor | Vendor 1
RISK CONCENTRATION
Number of vendors | item		1	1	1	1
Percentage of concentration risk		56.00%	68.00%
Accounts payable and accrued liabilities | Vendor | Vendor 2
RISK CONCENTRATION
Number of vendors | item	2	2
Percentage of concentration risk	23.00%	56.00%
Accounts payable and accrued liabilities | Vendor | Top 5 Vendors
RISK CONCENTRATION
Number of vendors | item	5	5
Percentage of concentration risk	48.00%	76.00%